Depreciation and Amortization	12 Months Ended
Dec. 31, 2023
Depreciation and Amortization [Abstract]
Schedule of Depreciation and Amortization
37.	Depreciation and Amortization:

The amounts corresponding to charges to results for depreciation and amortization during the year 2023, 2022 and 2021, are detailed as follows:

	2023	2022	2021
	MCh$	MCh$	MCh$
Amortization of intangibles assets
Other intangible assets arising from business combinations	—	—	—
Other independently originated intangible assets	29,346	21,502	17,831
Depreciation of property and equipment
Buildings and land	9,295	9,228	8,895
Other property and equipment	21,098	21,351	20,516
Depreciation and impairment of leased assets
Buildings and land	31,195	30,804	28,339
Other property and equipment	—	—	—
Depreciation for improvements in leased real estate as leased of right-to-use assets	1,017	963	860
Amortization for the right-to-use other intangible assets under lease	—	—	—
Depreciation of other assets for investment properties	357	357	357
Amortization of other assets per activity income asset	—	—	—
Total	92,308	84,205	76,798